Long Term Investments (Details Textual) - USD ($)		12 Months Ended
	Mar. 10, 2018	Dec. 31, 2019
Equity Method Investments In Weijia [Member]
Long Term Investments (Textual)
Sole shareholder acquire percentage	49.00%
Agreed value per share	$ 2.00
Equity Method Investments In Weijia [Member] | Common Class A [Member]
Long Term Investments (Textual)
Unregistered Class A common shares	1,442,778
Consideration total	$ 2,885,556
Equity Method Investments In Jinda [Member]
Long Term Investments (Textual)
VIE acquired equity interest		23.08%